Performance Management	Oct. 07, 2026
Tuttle Capital Thematic ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]	No performance information is presented for the Fund because it is a new fund and does not have a full calendar year of performance history. Once the Fund has completed a full calendar year of operations, a bar chart and performance table will be included in this Prospectus. Updated performance information will be available on the Fund’s website at
https://www.tuttlecap.com/etfs.

Performance One Year or Less [Text]	No performance information is presented for the Fund because it is a new fund and does not have a full calendar year of performance history.
Performance Availability Website Address [Text]	https://www.tuttlecap.com/etfs
Tuttle Capital AI Inference ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]	No performance information is presented for the Fund because it is a new fund and does not have a full calendar year of performance history. Once the Fund has completed a full calendar year of operations, a bar chart and performance table will be included in this Prospectus. Updated performance information will be available on the Fund’s website at
https://www.tuttlecap.com/etfs.

Performance One Year or Less [Text]	No performance information is presented for the Fund because it is a new fund and does not have a full calendar year of performance history.
Performance Availability Website Address [Text]	https://www.tuttlecap.com/etfs
Tuttle Capital AI TokenMax ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]	No performance information is presented for the Fund because it is a new fund and does not have a full calendar year of performance history. Once the Fund has completed a full calendar year of operations, a bar chart and performance table will be included in this Prospectus. Updated performance information will be available on the Fund’s website at
https://www.tuttlecap.com/etfs.

Performance One Year or Less [Text]	No performance information is presented for the Fund because it is a new fund and does not have a full calendar year of performance history.
Performance Availability Website Address [Text]	https://www.tuttlecap.com/etfs
Tuttle Capital AI Substrate ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]	No performance information is presented for the Fund because it is a new fund and does not have a full calendar year of performance history. Once the Fund has completed a full calendar year of operations, a bar chart and performance table will be included in this Prospectus. Updated performance information will be available on the Fund’s website at
https://www.tuttlecap.com/etfs.

Performance One Year or Less [Text]	No performance information is presented for the Fund because it is a new fund and does not have a full calendar year of performance history.
Performance Availability Website Address [Text]	https://www.tuttlecap.com/etfs
Tuttle Capital AI Test Equipment ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]	No performance information is presented for the Fund because it is a new fund and does not have a full calendar year of performance history. Once the Fund has completed a full calendar year of operations, a bar chart and performance table will be included in this Prospectus. Updated performance information will be available on the Fund’s website at
https://www.tuttlecap.com/etfs.

Performance One Year or Less [Text]	No performance information is presented for the Fund because it is a new fund and does not have a full calendar year of performance history.
Performance Availability Website Address [Text]	https://www.tuttlecap.com/etfs
Tuttle Capital AI Capacitor ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]	No performance information is presented for the Fund because it is a new fund and does not have a full calendar year of performance history. Once the Fund has completed a full calendar year of operations, a bar chart and performance table will be included in this Prospectus. Updated performance information will be available on the Fund’s website at
https://www.tuttlecap.com/etfs.

Performance One Year or Less [Text]	No performance information is presented for the Fund because it is a new fund and does not have a full calendar year of performance history.
Performance Availability Website Address [Text]	https://www.tuttlecap.com/etfs
Tuttle Capital Robotic Perception ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]	No performance information is presented for the Fund because it is a new fund and does not have a full calendar year of performance history. Once the Fund has completed a full calendar year of operations, a bar chart and performance table will be included in this Prospectus. Updated performance information will be available on the Fund’s website at
https://www.tuttlecap.com/etfs.

Performance One Year or Less [Text]	No performance information is presented for the Fund because it is a new fund and does not have a full calendar year of performance history.
Performance Availability Website Address [Text]	https://www.tuttlecap.com/etfs
Tuttle Capital AI Thermal Management ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]	No performance information is presented for the Fund because it is a new fund and does not have a full calendar year of performance history. Once the Fund has completed a full calendar year of operations, a bar chart and performance table will be included in this Prospectus. Updated performance information will be available on the Fund’s website at
https://www.tuttlecap.com/etfs.

Performance One Year or Less [Text]	No performance information is presented for the Fund because it is a new fund and does not have a full calendar year of performance history.
Performance Availability Website Address [Text]	https://www.tuttlecap.com/etfs
Tuttle Capital AI Memory Wall ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]	No performance information is presented for the Fund because it is a new fund and does not have a full calendar year of performance history. Once the Fund has completed a full calendar year of operations, a bar chart and performance table will be included in this Prospectus. Updated performance information will be available on the Fund’s website at
https://www.tuttlecap.com/etfs.

Performance One Year or Less [Text]	No performance information is presented for the Fund because it is a new fund and does not have a full calendar year of performance history.
Performance Availability Website Address [Text]	https://www.tuttlecap.com/etfs
Tuttle Capital On-Device AI ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]	No performance information is presented for the Fund because it is a new fund and does not have a full calendar year of performance history. Once the Fund has completed a full calendar year of operations, a bar chart and performance table will be included in this Prospectus. Updated performance information will be available on the Fund’s website at
https://www.tuttlecap.com/etfs.

Performance One Year or Less [Text]	No performance information is presented for the Fund because it is a new fund and does not have a full calendar year of performance history.
Performance Availability Website Address [Text]	https://www.tuttlecap.com/etfs
Tuttle Capital AI DC Power Architecture ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]	No performance information is presented for the Fund because it is a new fund and does not have a full calendar year of performance history. Once the Fund has completed a full calendar year of operations, a bar chart and performance table will be included in this Prospectus. Updated performance information will be available on the Fund’s website at
https://www.tuttlecap.com/etfs.

Performance One Year or Less [Text]	No performance information is presented for the Fund because it is a new fund and does not have a full calendar year of performance history.
Performance Availability Website Address [Text]	https://www.tuttlecap.com/etfs
Tuttle Capital AI Network Fabric ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]	No performance information is presented for the Fund because it is a new fund and does not have a full calendar year of performance history. Once the Fund has completed a full calendar year of operations, a bar chart and performance table will be included in this Prospectus. Updated performance information will be available on the Fund’s website at
https://www.tuttlecap.com/etfs.

Performance One Year or Less [Text]	No performance information is presented for the Fund because it is a new fund and does not have a full calendar year of performance history.
Performance Availability Website Address [Text]	https://www.tuttlecap.com/etfs
Tuttle Capital AI Drug Discovery ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]	No performance information is presented for the Fund because it is a new fund and does not have a full calendar year of performance history. Once the Fund has completed a full calendar year of operations, a bar chart and performance table will be included in this Prospectus. Updated performance information will be available on the Fund’s website at
https://www.tuttlecap.com/etfs.

Performance One Year or Less [Text]	No performance information is presented for the Fund because it is a new fund and does not have a full calendar year of performance history.
Performance Availability Website Address [Text]	https://www.tuttlecap.com/etfs
Tuttle Capital Space Data Centers ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]	No performance information is presented for the Fund because it is a new fund and does not have a full calendar year of performance history. Once the Fund has completed a full calendar year of operations, a bar chart and performance table will be included in this Prospectus. Updated performance information will be available on the Fund’s website at
https://www.tuttlecap.com/etfs.

Performance One Year or Less [Text]	No performance information is presented for the Fund because it is a new fund and does not have a full calendar year of performance history.
Performance Availability Website Address [Text]	https://www.tuttlecap.com/etfs
Tuttle Capital Owned Intelligence ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]	No performance information is presented for the Fund because it is a new fund and does not have a full calendar year of performance history. Once the Fund has completed a full calendar year of operations, a bar chart and performance table will be included in this Prospectus. Updated performance information will be available on the Fund’s website at
https://www.tuttlecap.com/etfs.

Performance One Year or Less [Text]	No performance information is presented for the Fund because it is a new fund and does not have a full calendar year of performance history.
Performance Availability Website Address [Text]	https://www.tuttlecap.com/etfs